Net Other Operating (Income) Losses Analysis of income and expenses (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expenses [Line Items]
Alberta Off-Coal Agreement	$ (40)	$ (40)	$ (40)	$ (40)
Mississauga cogeneration facility NUG Contract		(1)	0	(9)
Insurance recoveries		(10)	(7)	0
Other operating expenses		2	0	0
Net other operating income		$ (49)	$ (47)	$ (49)